Financial Instruments - Financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Assets at Fair Value Through Profit or Loss
Money market fund	$ 2,117	$ 0
Equity securities-unlisted company	21,650	15,350
Subtotal	23,767	15,350
Financial assets at fair value through others comprehensive income
Equity securities-listed company	1,128
Equity securities-unlisted company	507	279
Total	25,402	15,629
Level 1
Financial Assets at Fair Value Through Profit or Loss
Money market fund	2,117
Equity securities-unlisted company		0
Subtotal	2,117	0
Financial assets at fair value through others comprehensive income
Equity securities-listed company	1,128
Equity securities-unlisted company		0
Total	3,245	0
Level 2
Financial Assets at Fair Value Through Profit or Loss
Equity securities-unlisted company		0
Subtotal		0
Financial assets at fair value through others comprehensive income
Equity securities-unlisted company		0
Total		0
Level 3
Financial Assets at Fair Value Through Profit or Loss
Equity securities-unlisted company	21,650	15,350
Subtotal	21,650	15,350
Financial assets at fair value through others comprehensive income
Equity securities-unlisted company	507	279
Total	$ 22,157	$ 15,629